UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2018

Date of reporting period:	5/31/2018

Item 1. Schedule of Investments

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 97.9%
Common Stocks
Aerospace & Defense 1.9%
BWX Technologies, Inc.	687,761	$ 45,901,169
Hexcel Corp.	916,875	64,942,256
		110,843,425
Air Freight & Logistics 0.7%
XPO Logistics, Inc.*	374,768	39,444,332
Airlines 0.4%
Spirit Airlines, Inc.*	581,453	21,333,511
Auto Components 1.6%
Aptiv PLC	949,786	92,604,135
Banks 1.3%
First Republic Bank(a)	375,436	37,393,426
Pinnacle Financial Partners, Inc.(a)	607,109	40,706,658
		78,100,084
Biotechnology 2.0%
Alexion Pharmaceuticals, Inc.*	480,894	55,846,220
BioMarin Pharmaceutical, Inc.*	653,392	59,027,434
		114,873,654
Capital Markets 4.8%
Affiliated Managers Group, Inc.	477,064	75,977,213
Lazard Ltd. (Class A Stock)	968,867	49,838,518
Moody’s Corp.	299,750	51,128,357
TD Ameritrade Holding Corp.	1,760,884	104,244,333
		281,188,421
Chemicals 2.8%
Albemarle Corp.	506,014	47,297,128
Celanese Corp. (Class A Stock)	384,252	43,389,736
FMC Corp.	863,954	75,241,754
		165,928,618

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies 2.4%
Cintas Corp.	342,654	$ 62,448,691
Stericycle, Inc.*(a)	1,240,830	78,792,705
		141,241,396
Communications Equipment 1.6%
Palo Alto Networks, Inc.*	462,871	96,318,826
Construction & Engineering 1.5%
Quanta Services, Inc.*	2,356,975	84,874,670
Construction Materials 1.3%
Vulcan Materials Co.	588,517	75,177,162
Consumer Finance 1.8%
SLM Corp.*	9,044,458	103,378,155
Containers & Packaging 0.8%
Sealed Air Corp.	1,057,095	46,047,058
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions, Inc.*	304,687	30,834,324
Electrical Equipment 1.9%
AMETEK, Inc.	1,481,790	108,215,124
Electronic Equipment, Instruments & Components 3.4%
Amphenol Corp. (Class A Stock)	949,489	82,539,079
CDW Corp.	847,455	67,838,773
Flex Ltd.*	3,431,589	47,664,771
		198,042,623
Energy Equipment & Services 0.8%
Patterson-UTI Energy, Inc.	2,187,862	45,244,986
Equity Real Estate Investment Trusts (REITs) 3.4%
Equinix, Inc.	161,442	64,068,258
SBA Communications Corp.*	843,359	133,309,757
		197,378,015
Food & Staples Retailing 1.3%
US Foods Holding Corp.*	2,141,032	76,392,022

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products 0.9%
McCormick & Co., Inc.(a)	504,011	$ 50,905,111
Health Care Equipment & Supplies 1.7%
Edwards Lifesciences Corp.*	492,868	67,675,705
Hill-Rom Holdings, Inc.	311,923	28,696,916
		96,372,621
Health Care Providers & Services 3.8%
Centene Corp.*	831,548	97,424,164
Laboratory Corp. of America Holdings*	442,592	79,927,689
Universal Health Services, Inc. (Class B Stock)	382,153	43,939,952
		221,291,805
Hotels, Restaurants & Leisure 5.1%
Aramark	1,089,629	42,299,398
Hilton Worldwide Holdings, Inc.	1,532,403	123,680,246
Norwegian Cruise Line Holdings Ltd.*	1,273,193	66,638,922
Royal Caribbean Cruises Ltd.	285,080	29,927,698
Vail Resorts, Inc.	149,665	36,037,835
		298,584,099
Household Durables 0.7%
Mohawk Industries, Inc.*	214,311	43,728,016
Household Products 1.6%
Church & Dwight Co., Inc.(a)	1,263,282	59,311,090
Clorox Co. (The)(a)	289,437	34,972,673
		94,283,763
Industrial Conglomerates 2.0%
Roper Technologies, Inc.	429,829	118,542,540
Internet Software & Services 0.8%
LogMeIn, Inc.	423,539	45,699,858
IT Services 7.0%
DXC Technology Co.	439,722	40,502,794
Fidelity National Information Services, Inc.	798,919	81,665,500
FleetCor Technologies, Inc.*	403,140	80,365,959

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Global Payments, Inc.(a)	954,226	$ 106,071,762
Worldpay, Inc. (Class A Stock)*	1,273,306	101,189,628
		409,795,643
Life Sciences Tools & Services 2.4%
Illumina, Inc.*	296,692	80,830,768
IQVIA Holdings, Inc.*(a)	603,687	59,722,755
		140,553,523
Machinery 1.6%
Allison Transmission Holdings, Inc.	430,893	17,800,190
Fortive Corp.	545,781	39,672,821
Stanley Black & Decker, Inc.	250,215	34,839,936
		92,312,947
Mortgage Real Estate Investment Trusts (REITs) 1.3%
Starwood Property Trust, Inc.	3,397,302	73,755,426
Multiline Retail 1.3%
Dollar Tree, Inc.*	949,352	78,406,982
Oil, Gas & Consumable Fuels 2.8%
Cimarex Energy Co.	311,821	28,974,407
Noble Energy, Inc.	2,522,537	90,054,571
Targa Resources Corp.	886,630	43,116,817
		162,145,795
Pharmaceuticals 1.8%
Zoetis, Inc.	1,261,755	105,608,894
Professional Services 2.2%
CoStar Group, Inc.*	124,345	47,402,801
IHS Markit Ltd.*	1,691,813	83,372,545
		130,775,346
Real Estate Management & Development 2.7%
CBRE Group, Inc. (Class A Stock)*	2,340,610	108,112,776
Howard Hughes Corp. (The)*	397,868	50,222,878
		158,335,654

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 1.1%
J.B. Hunt Transport Services, Inc.	523,727	$ 67,089,429
Semiconductors & Semiconductor Equipment 7.4%
Analog Devices, Inc.(a)	1,394,722	135,539,084
Cavium, Inc.*	664,228	55,536,103
Lam Research Corp.	204,760	40,579,337
Marvell Technology Group Ltd.(a)	3,481,588	74,993,405
Microchip Technology, Inc.(a)	840,018	81,800,953
Universal Display Corp.(a)	430,904	42,659,496
		431,108,378
Software 7.1%
Guidewire Software, Inc.*	439,948	40,844,772
Proofpoint, Inc.*(a)	193,644	22,635,047
Red Hat, Inc.*(a)	774,308	125,763,105
ServiceNow, Inc.*	725,411	128,840,248
Splunk, Inc.*	885,048	98,072,169
		416,155,341
Specialty Retail 5.0%
Advance Auto Parts, Inc.	680,120	87,477,034
Burlington Stores, Inc.*	349,834	51,163,223
Ross Stores, Inc.	1,000,738	78,938,213
Ulta Beauty, Inc.*	292,677	72,264,878
		289,843,348
Textiles, Apparel & Luxury Goods 0.6%
Tapestry, Inc.	835,377	36,522,682
Trading Companies & Distributors 0.8%
Fastenal Co.(a)	923,972	49,183,030

Total Long-Term Investments (cost $3,901,850,838)		5,718,460,772
Short-Term Investments 5.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	138,457,583	138,457,583

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $160,245,969; includes $160,025,235 of cash collateral for securities on loan)(b)(w)	160,245,166	$ 160,261,190

Total Short-Term Investments (cost $298,703,552)		298,718,773

TOTAL INVESTMENTS 103.0% (cost $4,200,554,390)		6,017,179,545
Liabilities in excess of other assets (3.0)%		(174,010,377)

Net Assets 100.0%		$5,843,169,168

The following abbreviation is used in the quarterly schedule of portfolio holdings:

REITs — Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $155,663,689; cash collateral of $160,025,235 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of May 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 110,843,425	$—	$—
Air Freight & Logistics	39,444,332	—	—
Airlines	21,333,511	—	—
Auto Components	92,604,135	—	—
Banks	78,100,084	—	—
Biotechnology	114,873,654	—	—
Capital Markets	281,188,421	—	—
Chemicals	165,928,618	—	—
Commercial Services & Supplies	141,241,396	—	—

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Communications Equipment	$ 96,318,826	$—	$—
Construction & Engineering	84,874,670	—	—
Construction Materials	75,177,162	—	—
Consumer Finance	103,378,155	—	—
Containers & Packaging	46,047,058	—	—
Diversified Consumer Services	30,834,324	—	—
Electrical Equipment	108,215,124	—	—
Electronic Equipment, Instruments & Components	198,042,623	—	—
Energy Equipment & Services	45,244,986	—	—
Equity Real Estate Investment Trusts (REITs)	197,378,015	—	—
Food & Staples Retailing	76,392,022	—	—
Food Products	50,905,111	—	—
Health Care Equipment & Supplies	96,372,621	—	—
Health Care Providers & Services	221,291,805	—	—
Hotels, Restaurants & Leisure	298,584,099	—	—
Household Durables	43,728,016	—	—
Household Products	94,283,763	—	—
Industrial Conglomerates	118,542,540	—	—
Internet Software & Services	45,699,858	—	—
IT Services	409,795,643	—	—
Life Sciences Tools & Services	140,553,523	—	—
Machinery	92,312,947	—	—
Mortgage Real Estate Investment Trusts (REITs)	73,755,426	—	—
Multiline Retail	78,406,982	—	—
Oil, Gas & Consumable Fuels	162,145,795	—	—
Pharmaceuticals	105,608,894	—	—
Professional Services	130,775,346	—	—
Real Estate Management & Development	158,335,654	—	—
Road & Rail	67,089,429	—	—
Semiconductors & Semiconductor Equipment	431,108,378	—	—
Software	416,155,341	—	—
Specialty Retail	289,843,348	—	—
Textiles, Apparel & Luxury Goods	36,522,682	—	—
Trading Companies & Distributors	49,183,030	—	—
Affiliated Mutual Funds	298,718,773	—	—
Total	$6,017,179,545	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Effective June 11, 2018, the Fund’s name was changed by replacing “Prudential” with “PGIM” in the Fund’s name.
Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation of fair valuation of a Fund’s securities to the Manager, a Valuation Committee is hereby established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund and its securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment CompanyAct of 1940, as amended, andmanaged by PGIM Investments.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

*	Print the name and title of each signing officer under his or her signature.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Mid Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     July 20, 2018

By (Signature and Title)*	/s/ Brian Nee
Brian Nee
Treasurer and Principal Financial and Accounting Officer

Date     July 20, 2018

*	Print the name and title of each signing officer under his or her signature